Consolidated Balance Sheets (Parenthetical)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value | $ / shares	$ 0
Preferred Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Preferred Stock, Shares Outstanding | shares	0
Common Stock, No Par Value | $ / shares	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Common Stock, Shares, Outstanding | shares	91,366,235